Organization and Description of Business	12 Months Ended
Dec. 31, 2016
Organization and Description of Business [Abstract]
Organization and Description of Business
(1)	Organization and Description of Business

Fanhua Inc. (the “Company”) (formally known as “CNinsure Inc.”) was incorporated in the Cayman Islands on April 10, 2007. The Company, its subsidiaries and variable interest entities (the “VIEs”) are collectively referred to as the “Group”. The Group is principally engaged in the provision of insurance brokerage and agency services, and insurance claims adjusting services in the People’s Republic of China (the “PRC”).